Note 17 - Income Taxes - Deductible Temporary Differences (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deductible temporary differences	$ 53,099,667	$ 47,367,108
Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	17,803,193	13,238,619
Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	24,538,993	24,538,993
Exploration and evaluation assets deductible differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	8,221,842	8,221,842
Share issue costs [member]
Statement Line Items [Line Items]
Deductible temporary differences	1,778,234	548,690
Property, plant and equipment deductible temporary differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	10,127	33,492
Cumulative eligible capital deduction [member]
Statement Line Items [Line Items]
Deductible temporary differences	507,429	545,623
Investment tax credit [member]
Statement Line Items [Line Items]
Deductible temporary differences	$ 239,849	$ 239,849